Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Accumulated other comprehensive income (loss)	Equity (Deficit)
Balance at Dec. 31, 2017	$ 80,709	$ 125,734	$ 1,949	$ 6,897	$ 673	$ (54,544)
Net income for the year ended	3,926					3,926
Other comprehensive (loss) income for the year ended	595				595
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid 14(b)	(3,021)	(3,501)				480
Stock options exercised (Note 14(c))	363	654		(291)
Share-based compensation (Note 14(c))	1,022			1,022
Total transactions with owners	(1,636)	(2,847)		731		480
Balance at Dec. 31, 2018	83,594	122,887	1,949	7,628	1,268	(50,138)
Net income for the year ended	(19,786)					(19,786)
Other comprehensive (loss) income for the year ended	(7,019)				(7,019)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 14(b))	(4,145)	(5,955)				1,810
Buy-back of common shares under substantial issuer bid (Note 14(b))	(26,139)	(31,605)				5,466
Stock options exercised (Note 14(c))	20	37		(17)
Share-based compensation (Note 14(c))	417			417
Total transactions with owners	(29,847)	(37,523)		400		7,276
Balance at Dec. 31, 2019	26,942	85,364	1,949	8,028	(5,751)	(62,648)
Net income for the year ended	(6,845)					(6,845)
Other comprehensive (loss) income for the year ended	(746)				(746)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 14(b))	(522)	(4,447)				3,925
Transfer on expiry of warrants (Note 14 (d))			(1,949)	1,949
Share-based compensation (Note 14(c))	317			317
Total transactions with owners	(205)	(4,447)	$ (1,949)	2,266		3,925
Balance at Dec. 31, 2020	$ 19,146	$ 80,917		$ 10,294	$ (6,497)	$ (65,568)